Pay vs Performance Disclosure	6 Months Ended	12 Months Ended					27 Months Ended
	Aug. 31, 2021	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider
the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO 1 1 ($)	Summary Compensation Table Total for PEO 2 1 ($)	Summary Compensation Table Total for PEO 3 1 ($)	Compensation Actually Paid to PEO 1 1, 2, 3 ($)	Compensation Actually Paid to PEO 2 1, 2, 3 ($)	Compensation Actually Paid to PEO 3 1, 2, 3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ Millions)	Return on Average Equity 5
									TSR ($)	Peer Group TSR ($)
2025	—	—	2,398,854	—	—	2,660,270	1,003,165	1,048,654	191.69	149.15	134.2	9.3%
2024	—	—	2,414,673	—	—	2,601,213	910,750	952,581	179.69	139.30	131.3	9.9%
2023	—	—	2,089,129	—	—	2,211,359	848,462	763,056	151.37	115.54	144.8	11.8%
2022	—	—	2,508,806	—	—	2,437,641	941,388	997,835	148.28	119.65	135.5	11.5%
2021	823,834	1,215,680	887,244	681,430	1,461,391	902,948	621,526	616,621	131.67	142.91	110.3	9.3%

1.
Todd D. Brice (“PEO 1”) was our PEO from January 2019 to March 2021. David G. Antolik (“PEO 2”) was our interim PEO from March 2021 to August 2021. Christopher J. McComish (“PEO 3”) has been our PEO since August 2021. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2021	2022—2025
Mark Kochvar	Mark Kochvar
LaDawn D. Yesho	David G. Antolik
Charles B. Carroll, Jr.	Stephen A. Drahnak
George Basara	LaDawn D. Yesho

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year and any prior service cost related to any plan amendment or initiation. (Because the pension plans are frozen there is no inclusion for Pension Service Cost.)

Year	Summary Compensation Table Total for PEO 3 ($)	Exclusion of Change in Pension Value for PEO 3 ($)	Exclusion of Stock Awards for PEO 3 ($)	Inclusion of Pension Service Cost for PEO 3 ($)	Inclusion of Equity Values for PEO 3 ($)	Compensation Actually Paid to PEO 3 ($)
2025	2,398,854	—	(888,799)	—	1,150,215	2,660,270

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,003,165	0	(220,232)	0	265,721	1,048,654
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables
:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 3 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 3 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 3 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 3 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 3 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 3 ($)	Total— Inclusion of Equity Values for PEO 3 ($)
2025	819,070	331,145	—	—	—	—	1,150,215

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total— Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	202,966	68,459	—	(5,704)	—	—	265,721

4.
The Peer Group TSR set forth in this table utilizes the NASDAQ Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the NASDAQ Bank Index, respectively. Historical stock performance is not necessarily
indicative of future stock performance.

5.	We determined Return on Average Equity to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025.

Company Selected Measure Name		Return on Average Equity
Named Executive Officers, Footnote

2021	2022—2025
Mark Kochvar	Mark Kochvar
LaDawn D. Yesho	David G. Antolik
Charles B. Carroll, Jr.	Stephen A. Drahnak
George Basara	LaDawn D. Yesho

Peer Group Issuers, Footnote
4.
The Peer Group TSR set forth in this table utilizes the NASDAQ Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the NASDAQ Bank Index, respectively. Historical stock performance is not necessarily
indicative of future stock performance.

Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO 3 ($)	Exclusion of Change in Pension Value for PEO 3 ($)	Exclusion of Stock Awards for PEO 3 ($)	Inclusion of Pension Service Cost for PEO 3 ($)	Inclusion of Equity Values for PEO 3 ($)	Compensation Actually Paid to PEO 3 ($)
2025	2,398,854	—	(888,799)	—	1,150,215	2,660,270

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 3 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 3 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 3 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 3 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 3 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 3 ($)	Total— Inclusion of Equity Values for PEO 3 ($)
2025	819,070	331,145	—	—	—	—	1,150,215

Non-PEO NEO Average Total Compensation Amount		$ 1,003,165	$ 910,750	$ 848,462	$ 941,388	$ 621,526
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,048,654	952,581	763,056	997,835	616,621
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,003,165	0	(220,232)	0	265,721	1,048,654

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total— Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	202,966	68,459	—	(5,704)	—	—	265,721

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the cumulative TSR over the five most recently completed fiscal years for the Company and the NASDAQ Bank Index TSR.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Return on Average Equity
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Return on Average Equity during the five most recently completed fiscal years.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2025 to Company performance. The measures in this table are not ranked.

Return on Average Equity
EPS
Relative TSR

Total Shareholder Return Amount		$ 191.69	179.69	151.37	148.28	131.67
Peer Group Total Shareholder Return Amount		149.15	139.3	115.54	119.65	142.91
Net Income (Loss)		$ 134,200,000	$ 131,300,000	$ 144,800,000	$ 135,500,000	$ 110,300,000
Company Selected Measure Amount		9.3	9.9	11.8	11.5	9.3
Measure:: 1
Pay vs Performance Disclosure
Name		Return on Average Equity
Measure:: 2
Pay vs Performance Disclosure
Name		EPS
Measure:: 3
Pay vs Performance Disclosure
Name		Relative TSR
Todd D. Brice [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 0	$ 0	$ 0	$ 0	$ 823,834
PEO Actually Paid Compensation Amount		0	0	0	0	681,430
PEO Name							Todd D. Brice
David G. Antolik [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		0	0	0	0	1,215,680
PEO Actually Paid Compensation Amount		0	0	0	0	1,461,391
PEO Name	David G. Antolik
Christopher J [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,398,854	2,414,673	2,089,129	2,508,806	887,244
PEO Actually Paid Compensation Amount		$ 2,660,270	$ 2,601,213	$ 2,211,359	$ 2,437,641	$ 902,948
PEO Name		Christopher J. McComish
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 1,150,215
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		819,070
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		331,145
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Christopher J [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,150,215
PEO | Christopher J [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Christopher J [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(888,799)
PEO | Christopher J [Member] | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		265,721
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		202,966
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		68,459
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,704)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(220,232)
Non-PEO NEO | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0